UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2016 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Air Services, Other
100	Era Group, Inc. *	$ 1,024	$ 805	0.00%

Banks & Thrifts
59,514	Anchor Bancorp *	379,225	1,517,607
17,807	Hope Bancorp, Inc.	65,849	309,308
6,169	Preferred Bank	43,528	220,542
		488,602	2,047,457	3.18%
Conglomerate
400	FRP Holdings, Inc. *	9,686	12,428
100	PICO Holdings, Inc. *	867	1,179
5,255	Regency Affiliates, Inc.	20,665	50,448
100	Steel Partners Holding L.P. *	1,109	1,435
		32,327	65,490	0.10%
Data Communication Cabling
21,572	Optical Cable Corp.	48,396	53,930	0.08%

Energy
50,400	Atwood Oceanics, Inc.	559,470	437,976
4,000	Civeo Corp. *	3,408	4,560
54,407	Dawson Geophysical Co. *	162,560	415,125
234	Dorian LPG Ltd. *	2,016	1,404
1,085,119	Global Power Equipment Group, Inc. *	2,046,452	4,514,095
465,057	Gulf Island Fabrication, Inc.	3,703,714	4,278,524
376,411	Gulfmark Offshore, Inc. *	1,849,788	632,370
207,254	Permian Basin Royalty Trust	1,559,638	1,444,560
219,862	San Juan Basin Royalty Trust	1,022,016	1,297,186
20,552	Seacor Holdings, Inc. *	1,281,103	1,222,638
305,774	Tidewater, Inc.	1,298,394	862,283
15,162	Unit Corp. *	65,749	282,013
		13,554,308	15,392,734	23.94%
Financial Services
536,884	BKF Capital Group, Inc. (a) *	1,050,779	352,196
666,518	Special Diversified Opportunities, Inc. *	624,503	639,857
183,964	SWK Holdings Corp. *	1,588,403	1,703,507
		3,263,685	2,695,560	4.19%
Greeting Cards & Gift-wrap
19,123	CSS Industries, Inc.	301,077	489,166	0.76%

Industrial Metals & Minerals
1,000	Cameco Corp.	10,371	8,560	0.01%

Insurance
47,172	EMC Insurance Group	578,620	1,270,342
952,669	First Acceptance Corp. *	1,513,280	962,196
204,083	Hallmark Financial Services, Inc. *	1,314,372	2,100,014
13,363	Independence Holdings Co.	57,026	229,576
32,728	Kansas City Life Insurance Co.	1,286,514	1,317,302
51,533	National Security Group, Inc.	413,852	919,864
6,100	Old Republic International Corp.	44,622	107,482
		5,208,286	6,906,776	10.74%
Real Estate
44,900	Forestar Group, Inc. *	383,327	525,779
26,707	Getty Realty Corp.	350,536	639,099
100	The St. Joe Co. *	1,858	1,838
		735,721	1,166,716	1.81%
Retail
2,000	Americas Carmart, Inc. *	44,489	72,780
10,000	Stage Stores, Inc.	45,051	56,100
		89,540	128,880	0.20%
Scientific & Technical Instruments
100	Rofin-Sinar Technologies, Inc. *	2,479	3,218	0.01%

Security Services
67,721	Costar Technologies, Inc. *	484,731	593,331	0.92%

Steel Manufacturing & Distributing
17,505	Friedman Industries, Inc.	79,875	94,440
2,000	Synalloy Corp.	13,106	19,020
5,846	Timken Steel Corp. *	41,677	61,091
35,190	Universal Stainless & Alloy Products, Inc. *	264,588	369,495
		399,246	544,046	0.85%
Switchgear & Switchboard Apparatus
27,600	Powell Industries, Inc.	640,364	1,105,380	1.72%

Trucking
133	New Patriot Transportation Holdings, Inc. *	2,394	2,757	0.00%

Total for Common Stock		$ 25,262,551	$ 31,204,806	48.54%

Closed-End & Exchange Traded Funds
3,017	Aberdeen Singapore Fund, Inc.	18,313	28,269
25,659	Adams Natural Resources Fund, Inc.	429,745	511,384
82,511	ASA Gold & Precious Metals, Ltd.	676,896	1,222,813
4,378	Babson Capital Participation Investors	56,770	63,700
35,651	Central Europe & Russia Fund, Inc.	704,890	684,499
49,308	Japan Smaller Capitalization Fund, Inc.	303,830	520,199
169,250	MVC Capital, Inc.	1,548,667	1,403,083
100	Special Opportunity Fund	1,227	1,491
1,000	Sprott Gold Miners ETF	15,760	24,130
10,483	Turkish Investment Fund, Inc.	81,804	84,338
		3,837,902	4,543,906	7.07%

Total for Closed-End & Exchange Traded Funds		$ 3,837,902	$ 4,543,906	7.07%

Rights
20	Special Opportunities, Inc.	-	7

Total for Rights Funds		$ -	$ 7	0.00%

SHORT TERM INVESTMENTS
Money Market Fund
27,708,564	First American Government Obligation Fund Class Z 0.24% **	27,708,564	27,708,564
500,000	Invesco Liquid Assets Portfolio 0.28% **	1,000,000	1,000,000

Total for Short Term Investments		$ 28,708,564	$ 28,708,564	44.66%

	Total Investments ***	$ 57,809,017	$ 64,457,283	100.27%

	Liabilities In Excess of Other Assets		(171,404)	-0.27%

	Net Assets		$ 64,285,879	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

*** At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $57,809,017 amounted to $6,648,266, which consisted of aggregate gross unrealized appreciation of $10,484,449 and aggregate gross unrealized depreciation of $3,836,183.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $57,809,017 amounted to $6,648,266, which consisted of aggregate gross unrealized appreciation of $10,484,449 and aggregate gross unrealized depreciation of $3,836,183.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Equity (a)		$ 35,396,523	352,196	$0	$ 35,748,719
Money Market Funds		$ 28,708,564	$0	$0	$28,708,564
Investments at Market		$ 64,105,087	352,196	$0	$ 64,457,283
(a) See Schedule of Investments for industry breakout.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date October 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date October 4, 2016

* Print the name and title of each signing officer under his or her signature.